Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, stated at cost less accumulated depreciation
	As of December 31,
	2020	2019

Building	$2,991,492	$-
Vehicles	103,836	97,119
Electronic equipment	93,020	85,612
Furniture, fixtures and equipment	71,517	65,823
Leasehold improvements	30,652	-
Construction in progress	319,735	-
Subtotal	3,610,252	248,554
Less: Accumulated depreciation	212,979	79,605
Property and equipment, net	$3,397,273	$168,949